DISCONTINUED OPERATIONS (Assets and Liabilities for Discontinued Operations) (Details) - CNY (¥) ¥ in Thousands	Feb. 09, 2018	Dec. 31, 2017
Current assets for discontinued operations
Total		¥ 67,202
Non-current assets for discontinued operations
Total		179,942
Current liabilities for discontinued operations
Total		(15,626)
Non-current liabilities for discontinued operations
Total		(12,721)
Qufan [Member]
Current assets for discontinued operations
Cash and cash equivalents	¥ 41,699	41,858
Short-term investments	20,000	20,000
Prepayments and other receivables	6,428	5,344
Total		67,202
Non-current assets for discontinued operations
Property and equipment, net	1,490	1,489
Intangible assets, net	45,847	47,824
Goodwill	130,613	130,613
Other non-current assets	14	16
Total		179,942
Current liabilities for discontinued operations
Accrued payroll and welfare payable	5,104	(4,828)
Accrued expenses and other current liabilities	(756)	(6,103)
Income tax payable	(4,927)	(4,695)
Total		(15,626)
Non-current liabilities for discontinued operations
Deferred tax liabilities	¥ (12,554)	(12,721)
Total		¥ (12,721)